Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT HOUSE FUNDS
Entity Central Index Key	0001160363
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000004197
Shareholder Report [Line Items]
Fund Name	The Investment House Growth Fund
Trading Symbol	TIHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/tihf/. You can also request this information by contacting us at (888) 456-9518.
Additional Information Phone Number	(888) 456-9518
Additional Information Website	https://funddocs.filepoint.com/tihf/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$143	1.41%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     For the annual period ended July 31, 2026, the Fund returned 3.30% vs 19.56% for the S&P 500® Index (the “benchmark”). The Fund’s largest exposure in Technology (46.4% weight vs 34.9% for the benchmark), lagged —  8.0% return for the Fund  vs. 12.3% return for the benchmark; it benefited from its third largest sector allocation to the Consumer Discretionary sector (13.5% weight vs 9.8% for the benchmark), 13.7% return for the Fund vs 0.04% return for the benchmark. The Fund’s second highest exposure, in Communications sector (22.8% weight vs. 10.5%), underperformed — -3.02% for the Fund vs 0.18% for the benchmark. Our Financials allocation (5.0% vs 12.0%)  lagged — -2.7% return for the Fund vs 4.9% return for the benchmark, while Health Care (5.3% weight vs 9.0%) lagged — -33.1% return for the Fund to 5.9% return for the benchmark. Industrials (2.2% vs. 8.7%) lagged —  8.0% return for the Fund to 16.6% return for the benchmark, while Consumer Staples (3.1% vs 4.9%) lagged — 9.6% return for the Fund to 10.3% return for the benchmark. Materials (1.8% vs 1.9%) also lagged —  6.3% return for the Fund to 10.06% return for the benchmark. The Fund had no allocations to Real Estate, Energy, or Utilities, and so did not participate in the respective benchmark returns of 1.9%, 2.3% and 3.3%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investment House Growth Fund (The)	S&P 500® Index
Jul-2016	$10,000	$10,000
Jul-2017	$12,538	$11,604
Jul-2018	$14,994	$13,489
Jul-2019	$16,338	$14,566
Jul-2020	$20,724	$16,308
Jul-2021	$28,123	$22,251
Jul-2022	$21,918	$21,219
Jul-2023	$25,755	$23,980
Jul-2024	$33,006	$29,292
Jul-2025	$39,114	$34,076
Jul-2026	$40,406	$40,742

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	3.30%	7.52%	14.99%
S&P 500® Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 456-9518 or visit https://funddocs.filepoint.com/tihf/ for updated performance information.
AssetsNet	$ 227,208,798
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,107,235
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$227,208,798 Number of Portfolio Holdings36 Advisory Fee $3,107,235 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Percentage rounds to less than 0.1%.

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	1.8%
Industrials	2.2%
Consumer Staples	3.1%
Financials	5.0%
Health Care	5.3%
Consumer Discretionary	13.5%
Communications	22.8%
Technology	46.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Classes A & C	11.5%
NVIDIA Corporation	10.6%
Amazon.com, Inc.	10.3%
Meta Platforms, Inc. - Class A	9.8%
Apple, Inc.	6.5%
CrowdStrike Holdings, Inc. - Class A	5.4%
Texas Instruments, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Dell Technologies, Inc. - Class C	2.7%
Microsoft Corporation	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.